Transactions with Related Parties - Navios Europe I and Navios Europe II (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 18, 2013
Navios Europe I
Related Party Transaction [Line Items]
Due from related parties		$ 12,301	$ 10,266
Accrued interest on loan to affiliate, non-current		$ 2,231	1,398
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Preferred distribution percentage		12.70%
Navios Europe II
Related Party Transaction [Line Items]
Due from related parties		$ 16,393	8,525
Loan portion		13,652	7,952
Accrued interest on loan to affiliate, non-current		$ 2,050	625
Preferred distribution percentage		18.00%
Navios Revolving Loans I | Navios Europe I
Related Party Transaction [Line Items]
Loan portion		$ 7,125	7,125
Loan portion		9,356	8,523
Accrued interest on loan to affiliate, current		2,945	1,743
Line of credit facility remaining borrowing capacity		9,100
Amount commited to fund		4,323
Navios Revolving Loans I | Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Revolving loan facilitiy maximum borrowing capacity				$ 24,100
Navios Revolving Loans II | Navios Europe II
Related Party Transaction [Line Items]
Accrued interest on loan to affiliate, current		2,741	573
Line of credit facility remaining borrowing capacity		19,075
Amount commited to fund		9,061
Navios Revolving Loans II | Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Revolving loan facilitiy maximum borrowing capacity		43,500
Navios Revolving Loans II | Navios Europe II | Subsequent Event
Related Party Transaction [Line Items]
Increase in availability under the Navios Revolving Loans II	$ 14,000
Navios Term Loans II | Navios Europe II
Related Party Transaction [Line Items]
Loan portion		11,602	$ 7,327
Line of credit facility remaining borrowing capacity		$ 0